Annual Total Returns - Fidelity® Total Bond Fund [BarChart] - 08.31 Fidelity Total Bond Fund Retail PRO-06 - Fidelity® Total Bond Fund - Fidelity Total Bond Fund-Retail Class	Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	8.56%
Annual Return 2011	7.39%
Annual Return 2012	6.53%
Annual Return 2013	(0.92%)
Annual Return 2014	5.54%
Annual Return 2015	(0.42%)
Annual Return 2016	5.85%
Annual Return 2017	4.18%
Annual Return 2018	(0.67%)
Annual Return 2019	9.87%